Basis of Presentation	12 Months Ended
Dec. 31, 2017
Basis of Presentation
Basis of Presentation

(2)Basis of Presentation

The Consolidated Financial Statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The Consolidated Financial Statements for 2017 have been prepared under International Financial Reporting Standard as issued by International Accounting Standard Board (IFRS-IASB) which for Grifols Group purposes, are identical to the standards as endorsed by the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries at 31 December 2017, as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for the year then ended.

The Group adopted IFRS-EU for the first time on 1 January 2004 and has been preparing its annual accounts under International Financial Reporting Standards, as adopted by the European Union (IFRS-EU) as required by capital market regulations governing the presentation of financial statements by companies whose debt or own equity instruments are listed on a regulated market.

The Board of Directors of Grifols, S.A. considers that these Consolidated Financial Statements authorized for issue at their meeting held on 3 April 2018.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2017 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

(a)  Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the Consolidated Financial Statements in conformity with IFRS-EU requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the Consolidated Financial Statements.

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Assumptions used to test non-current assets and goodwill for impairment. Relevant cash generating units are tested annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. The key assumptions used are specified in note 7. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group. To the extent considered a reasonably possible change in key assumptions could result in an impairment of goodwill, a sensitivity analysis has been disclosed to show the effect of changes to these assumptions and the effect of the cash generating unit (CGU) on the recoverable amount.

•	Determination of the fair value of assets, liabilities and contingent liabilities related to business combinations. Details of the fair value methods used by the Group are provided in note 3.

•	Evaluation of the capitalization of development costs (see note 4(h)). The key assumption is related to the estimation of sufficient future economic benefits of the projects.

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Evaluation of provisions and contingencies. Key assumptions relate to the evaluation of the likelihood of an outflow of resources due to a past event, as well as to the evaluation of the best estimate of the likely outcome. These estimates take into account the specific circumstances of each dispute and relevant external advice and therefore are inherently subjective and could change substantially over time as new facts arise and each dispute progresses. Details of the status of various uncertainties involved in significant unresolved disputes are set out in note 29.

•

Evaluation of the recoverability of tax credits, including tax loss carryforwards and rights for deductions. Deferred tax assets are recognized to the extent that future taxable profits will be available against which the temporary differences can be utilized, based on management’s assumptions relating to the amount and timing of future taxable profits (see notes 4(t) and 27).

•	Analysis that the refinancing of debt and bonds does not result in a new financial liability.

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 30.

(b)  Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2017, 2016 and 2015, as well as the consolidation method used in each case for preparation of the accompanying Consolidated Financial Statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been fully consolidated. Associates in which the Company owns between 20% and 50% of share capital and over which it has no control but does have significant influence, have been accounted for under the equity method.

Although the Group holds 30% of the shares with voting rights of Grifols Malaysia Sdn Bhd, it controls the majority of the economic and voting rights of Grifols Malaysia Sdn Bhd through a contract with the other shareholder and a pledge on its shares. As a consequence it has been fully consolidated.

Grifols (Thailand) Ltd. has two classes of shares and it grants the majority of voting rights to the class of shares held by the Group. As a consequence it has been fully consolidated.

Changes in associates are detailed in note 10.

Changes in subsidiaries

In 2017:

•	On 4 December 2017, Progenika Biopharma, S.A., transferred the total shares of Abyntek Biopharma, S.L. to a third party. No profit or loss has been recognized on this transaction.

•

On 11 October 2017, Grifols Diagnostic Solutions, Inc. acquired an additional 0.98% interest in Progenika Biopharma, S.A. from its non-controlling interests for a total amount of Euros 644 thousand in the form of a cash payment. As a result, Grifols owns 90.23% of Progenika’s share capital at 31 December 2017.

•

On 24 July 2017, Grifols has acquired an additional 40% interest in Kiro Grifols, S.L. for a purchase price of Euros 12.8 million. With this new acquisition, Grifols has reached a 90% interest in equity of Kiro Grifols S.L. (see note 3(b)).

•	On 13 March 2017, Progenika Latina, S.A. de C.V., was wound up. The assets and liabilities of Progenika Latina. S.A. de C.V. have been integrated into Progenika Biopharma, S.A.

•

On 31 January 2017, Grifols closed the transaction for the asset purchase agreement to acquire Hologic’s business of NAT (Nucleic Acid Testing) donor screening unit, previously agreed on 14 December 2016, for a total amount of US Dollar 1,865 million (see note 3(a)).

•	On 5 January 2017, the Group incorporated a new company called Chiquito Acquisition Corp.

•	With effect as of 1 January 2017, Grifols Diagnostic Solutions, Inc. and Progenika, Inc. entered into a merger agreement. The surviving company was Grifols Diagnostic Solutions, Inc.

In 2016 Grifols incorporated the following companies:

•	PBS Acquisition Corp. (USA)
•	Grifols Diagnostics Equipment Taiwan Limited (Taiwan)
•	Grifols Innovation and New Technologies Limited (Ireland)

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On 12 December 2016, the Group company Grifols Innovation and New Technologies Limited subscribed to an increase in the share capital of VCN Biosciences, S.L. amounting to Euros 5 million. Following this capital increase, Grifols’ interest rose to 81.34%. Grifols subscribed to another capital increase on 16 November 2015 through the Group company Gri-Cel, S.A. for an amount of Euros 2,549 thousand (see note 3(d)).

•	With effect as of 1 November 2016, Grifols Brasil, Lda. and Gri-Cei, S.A Produtos para Trasfusao entered into a merger agreement. The surviving company was Grifols Brasil, Lda.

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In August 2016 and July 2015 Araclon Biotech , S.L carried out two share capital increases of Euros 6.7 million and Euros 6 million, respectively. After the latter capital increase Grifols’ interest rose to 73.22% (see note 15 (c)).

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In July 2016 the Group acquired an additional 20% of the assets of Medion Diagnostics AG in exchange for 59,951 treasury stocks (Class B Shares) from its non-controlling interests. After this acquisition, Grifols’ interest rose to 100%.

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On 3 March, 2016 the Group executed the call option on 32.93% of the shares in Progenika Biopharma, S.A. for Euros 25 million following the exercise of call and put options agreed in February 2013. Grifols paid 50% of this investment in Grifols B shares (876,777 shares) and the remaining 50% in cash (see note 15(d)). The Group guaranteed the selling shareholders the option to repurchase the Class B shares during the first five days following the sale date. As a result, Grifols owns 89.25% of Progenika’s share capital at 31 December 2016.

•	With effect as of 1 January 2016, Progenika Biopharma, S.A and Brainco Biopharma, S.L entered into a merger agreement. The surviving company was Progenika Biopharma, S.A.

In 2015:

•	On 9 February 2015 the Group acquired 100% of the assets of Gripdan Invest, S.L. for Euros 46 million in the form of a cash payment.

•	Effective as of 1 January 2015, Plasmacare, Inc and Biomat USA, Inc. entered into a merger agreement, the surviving company being Biomat USA, Inc.

•	Effective as of 1 January 2015, Proteomika, S.L.U. and Progenika Biopharma, S.A entered into a merger agreement, the surviving company being Progenika Biopharma, S.A.

•	Effective as of 1 January 2015, Arrahona Optimus, S.L and Grifols, S.A entered into a merger agreement, the surviving company being Grifols, S.A.

Changes in associates and joint control

Changes in associates and joint control are detailed in note 10.

(c) Amendments to IFRS in 2017, 2016 and 2015

In accordance with IFRS, the following should be noted in connection with the scope of application of IFRS and the preparation of these Consolidated Financial Statements of the Group.

Effective date in 2015

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IAS 19	Defined Benefit Plans: employee contributions (amendments to IAS 19)	1 July 2014	1 February 2015 (*)
Various	Annual improvements to IFRSs 2010-2012 cycle	1 July 2014	1 February 2015 (*)
Various	Annual improvements to IFRSs 2011-2013 cycle	1 July 2014	1 January 2015 (*)

(*) early adopted

Effective date in 2016

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IAS 16 IAS 38	Clarification of Acceptable Methods of Depreciation and Amortisation (issued on 12 May 2014)	1 January 2016	1 January 2016

IFRS 11	Accounting for Acquisitions of Interests in Joint Operations (issued on 6 May 2014)	1 January 2016	1 January 2016

IAS 27	Equity Method in Separate Financial Statements (issued on 12 August 2014)	1 January 2016	1 January 2016

Various	Annual Improvements to IFRSs 2012-2014 cycle (issued on 25 September 2014)	1 January 2016	1 January 2016

IAS 1	Disclosure Initiative (issued on 18 December 2014)	1 January 2016	1 January 2016

Effective date in 2017

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses (issued on 19 January 2016)	1 January 2017	1 January 2017
IAS 7	Disclosure Initiative (issued on 29 January 2016)	1 January 2017	1 January 2017
Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016) - IFRS 12	1 January 2017	Pending

The modification to IFRS 12 issued by IASB is pending approval by the EU. Consequently, the Group confirms that despite the existing divergence between IFRS-IASB and IFRS-EU at 31 December 2017, it is a minor difference that requires additional information.

The application of these standards and interpretations has had no material impact on these Consolidated Financial Statements.

Standards issued but not effective in 2017

Mandatory application for annual periods beginning
on or after:
Standards		IASB effective date	EU effective date

IFRS 15	Revenue from contracts with Customers (issued on 28 May 2014)	1 January 2018	1 January 2018

IFRS 15	Clarification to IFRS15 Revenue from Contracts with Customers (issued on 12 April 2016)	1 January 2018	1 January 2018

IFRS 9	Financial instruments (issued on 24 July 2014)	1 January 2018	1 January 2018

IFRS 2	Classification and Measurement of Share-based Payment Transactions (issued on 20 June 2016)	1 January 2018	pending

IFRS 4 IFRS 9	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (issued on 12 September 2016)	1 January 2018	1 January 2018

IFRIC 22	IFRIC 22 Interpretation: Foreign currency translations and Advance Consideration	1 January 2018	pending

IAS 40	Amendments to IAS 40: Transfers of Investment Property	1 January 2018	pending

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016)	1 January 2018	pending

IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019

IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	pending

IFRS 9	Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	pending

IAS 28	Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	pending

Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	pending

IFRS 17	Insurance Contracts (issued on 18 May 2017)	1 January 2021	pending

IAS 19	Amendment to IAS19: Plan Amendment, Curtailment or Settlemet (issued on 77 February 2018)	1 January 2019	pending

At the date of issue of these Consolidated Financial Statements, the Group is analyzing the impact of the application of the above standards or interpretations published by the International Accounting Standards Board (IASB).

IFRS 9 Financial Instruments

Based on the analysis at the date these Consolidated Financial Statements were authorized for issue, the expected impacts of adopting IFRS 9 Financial Instruments are summarized below:

•	Classification and measurement of financial assets:

In general terms, based on the analysis of the new classification vis-à-vis the business model, no significant impacts are foreseen and the majority of financial assets are expected to continue to be measured at amortized cost, the main exception being equity instruments, which will be measured at fair value.

•	Impairment of financial assets:

For trade receivables the Group will use the simplified approach, estimating lifetime expected credit losses, while for all other financial assets the Group will use the general approach for calculating expected credit losses. In both cases, due to the customers’ credit rating, as well as the internal classification systems currently in place for new customers, and considering that collection periods are mostly under 30 days, the adoption of IFRS 9 will not have a significant impact.

•	Modification or exchanges of financial liabilities that do not result in derecognition of liabilities

According to the IASB’s interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the modified cash flows, discounted at the original effective interest rate of the liability.

IFRS 9 must be applied retrospectively as of 1 January 2018, therefore any gains or losses from the modification of financial liabilities that arise from applying the new standard in years prior to 1 January 2018 will be recognized in reserves at that date. Grifols has retrospectively calculated the impact of adopting IFRS 9 on the refinancing of its senior debt and unsecured senior corporate bonds in 2014 and 2017. As a result of these new calculations, the 2014 refinancing of both debts did not cause the derecognition of the respective liabilities, therefore generating an adjustment to profit and loss in that year. Considering the retroactive adjustment generated in 2014, the 2017 refinancing of senior debt did not result in the derecognition of the financial liability either. However the unsecured senior corporate bonds refinancing did cause the derecognition of the liability as it did not pass the new quantitative test. The adoption of IFRS 9 entails a positive impact on reserves of Euros 24,636 thousand.

Detail of the impact in reserves due to IFRS 9 aplication, were as follows:

	Thousand of Euros
			Impact
Senior Unsecured Noted	IAS 39	IFRS 9	01/01/2018

Total Debt	853,667	1,000,000	146,334
Deferred Expenses			(41,036)

Negative Impact in reserves			105,298

	Thousand of Euros
			Impact
Senior Secured Debt	IAS 39	IFRS 9	01/01/2018

Total Debt	3,375,157	3,226,244	(148,913)
Deferred Expenses			18,979

Positive impact in reserves			(129,934)

	Thousand of Euros
			Impact
Total Impact	IAS 39	IFRS 9	01/01/2018
Total Debt	4,228,823	4,226,244	(2,579)
Deferred Expenses			(22,056)

Positive impact in reserves			(24,636)

IFRS 15 Revenue from Contracts with Customers.

IFRS 15 provides a framework that replaces the previous guides on revenue recognition. According to the new criteria, a five-step model should be used to determine the timing and amounts of revenue recognition:

Step 1: Identify the contract.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue.

This new model specifies that revenue should be recognized when (or as) control of the goods or services is transferred from an entity to customers, for the amount the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized over time, reflecting that the entity has satisfied the performance obligation, or at a point in time, when control of the goods or services is transferred to customers.

Based on the analysis at the date of preparing these Consolidated Financial Statements, there has been no impact from adopting IFRS 15 Revenue from Contracts with Customers.

Under IFRS 15, entities may adopt the new standard retrospectively or through an adjustment for the accumulated effect at the start of the first year it is applicable. Grifols has opted for the accumulated effect approach as it deems the impact to be immaterial to the financial statements taken as a whole.